Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Risk-free interest rate	[1]			0.12%
Dividend yield	[2]	0.00%	0.00%	0.00%
Bottom of Range [Member]
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Risk-free interest rate	[1]	0.10%	0.15%
Expected volatility	[3]	65.44%	75.01%	68.59%
Contractual term life (in years)	[4]	1 year 1 month 17 days	2 years 1 month 17 days	1 year 7 months 17 days
Top of Range [Member]
Warrants (Details) - Schedule of warrants valuation assumptions of investors' warrants [Line Items]
Risk-free interest rate	[1]	0.11%	0.16%
Expected volatility	[3]	70.62%	75.66%	69.23%
Contractual term life (in years)	[4]	1 year 2 months 4 days	2 years 2 months 4 days	1 year 8 months 4 days

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.
[3]	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.
[4]	Expected life - the expected life was based on the expiration date of the warrants.